Additional Information - Revision to Previously Reported Cash Flow Information of Parent Company - Additional Information (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2020 CNY (¥)
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Misstatement of previously reported advanced funds amount related to transfer of Particle shares	¥ 68.9